EARNINGS PER SHARE (Details) ¥ / shares in Units, ¥ in Thousands	6 Months Ended
	Jun. 30, 2017 $ / shares	Jun. 30, 2017 CNY (¥) ¥ / shares shares	Jun. 30, 2016 CNY (¥) ¥ / shares shares
EARNINGS PER SHARE
Net income attributable to ordinary shareholders - basic | ¥		¥ 537,722	¥ 384,888
Net income attributable to ordinary shareholders - diluted | ¥		¥ 537,722	¥ 384,888
Weighted average ordinary shares outstanding - basic		278,785,660	272,932,730
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stocks using the treasury stock method		9,027,892	7,165,227
Weighted average ordinary shares outstanding - diluted		287,813,552	280,097,957
Basic earnings per share (in RMB and USD per share) | (per share)	$ 0.28	¥ 1.93	¥ 1.41
Diluted earnings per share (in RMB and USD per share) | (per share)	$ 0.28	¥ 1.87	¥ 1.37
Outstanding employee options and nonvested restricted stocks (in shares)			35,171